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Gotham ESG Large Value Fund
Gotham ESG Large Value Fund (the “Fund”)
FUNDVANTAGE TRUST
(the “Trust”)

Gotham ESG Large Value Fund
(the “Fund”)

Supplement dated April 30, 2021 to the Prospectus and Statement of Additional Information dated February 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information. The information in this supplement updates and amends certain information contained in the Prospectus and Statement of Additional Information for the Fund and should be read in conjunction therewith.

Effective May 1, 202
1
, the Trust entered into a Support, Service and Fee Assumption Agreement (“Agreement”) on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”), investment adviser to the Fund, pursuant to which the Adviser has agreed to support the Fund’s non-investment advisory operations by (i) performing or contracting for certain operational support services of the Fund, and/or (ii) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In addition, the Fund’s principal investment strategies have been updated to provide additional detail regarding the Adviser’s implementation of ESG criteria in managing the Fund.

Accordingly, the Prospectus and Statement of Additional Information has been updated as follows:

1. The Fee Table on Page 1 of the Prospectus is deleted in its entirety and replaced with the following Fee Table:

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham ESG Large Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham ESG Large Value Fund Institutional Class
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	0.75%	[2]
[1]	“Other Expenses” have been restated to reflect current fees as if the following change, effective as of May 1, 2021, was in effect during the entire fiscal year ended September 30, 2020: FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and/or (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust.
[2]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

Expense Example
Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham ESG Large Value Fund | Institutional Class | USD ($)	77	240	417	930

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
3. The section titled “SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund primarily invests in U.S. common stocks of companies that meet the Fund’s ESG criteria (summarized below) and are within the universe of the largest 500 – 700 U.S. companies based on market capitalization.

In determining which companies meet the Fund’s Environmental, Social and Governance (“ESG”) criteria, the Adviser utilizes Sustainalytics’ ESG Risk and Controversy ratings. Sustainalytics’ ESG Risk Ratings measure the degree to which a company’s economic value is at risk driven by ESG factors. The ESG Risk Ratings currently comprise two dimensions, Exposure and Management, to assess how much unmanaged ESG risk a company is exposed to with regard to: (1) corporate governance; (2) material ESG issues, such as carbon, human rights, resource use, and land use and biodiversity; and (3) idiosyncratic or “unpredictable” issues. A company’s ESG Risk Rating is a quantitative score that represents units of unmanaged ESG risk, with lower scores representing less unmanaged risk. Based on their quantitative scores, companies are grouped into one of five risk categories: negligible (overall score of 0-9.99), low (10-19.99), medium (20-20.99), high (30-30.99) and severe (40 points and above). Companies are typically assessed annually by Sustainalytics based on annual corporate filings and disclosures and other sources.

With regard to the Controversy Rating, Sustainalytics monitors companies on an ongoing basis for any controversy pertaining to ESG. Controversial events are scored on a scale from one to five, depending on the business risk to the company and potential impact on stakeholders. Each incident is assessed in terms of its level of impact on the environment and society and its related risk to the company itself. A “Category 1” controversy event is expected to have a low impact whereas a “Category 5” controversy event is expected to have the highest, indicating a severe impact on the involved stakeholders and posing high business risks.

The Fund will generally not invest in companies in the severe risk category (an overall score of 40 points and above) or with a Controversy Rating of 5, at the time of investment. Sustainalytics is a third-party provider and may change their rating systems from time to time. The Adviser may also change the ESG Research provider.

The Fund does not use the ESG Risk Ratings and Controversy ratings simply as negative screening filters. After screening the Fund’s investment universe based on ESG criteria, portfolio construction incorporates both fundamental valuations and ESG criteria. The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify those companies meeting the ESG criteria that appear to be undervalued on both an absolute and relative basis. This approach consists of:

●
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.

Generally, the portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value and possess strong ESG metrics based on Sustainalytics' research and ratings. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions on a daily basis, the Fund will experience a high portfolio turnover rate.

The Fund invests at least 80% of its net assets in the securities of large capitalization companies that meet the Fund’s environmental, socially responsible and governance (“ESG”) criteria at the time of investment. Large capitalization companies are companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index. In order to manage capital flows, the Fund may purchase ETFs that do not conform to ESG criteria.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE